UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        March 13, 2005
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      96
Form 13F Information Table Value Total:      $116,440

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1659    19361 SH       SOLE                                      19361
Abbott Laboratories            COM              002824100     2488    53361 SH       SOLE                                      53361
Adobe Systems Inc              COM              00724F101     2534    37727 SH       SOLE                                      37727
Affiliated Computer            COM              008190100     1330    24977 SH       SOLE                                      24977
Aflac                          COM              001055102     1119    30024 SH       SOLE                                      30024
Alberto-Culver                 COM              013068101      432     9016 SH       SOLE                                       9016
Amer Intl Group                COM              026874107      274     4938 SH       SOLE                                       4938
American Pwr Convsn            COM              029066107      435    16625 SH       SOLE                                      16625
Amgen Inc.                     COM              031162100     1117    19196 SH       SOLE                                      19196
Apache Corporation             COM              037411105      294     4800 SH       SOLE                                       4800
Apollo Group A                 COM              037604105      466     6288 SH       SOLE                                       6288
Automatic Data Proc            COM              053015103     1496    33278 SH       SOLE                                      33278
Autozone Inc                   COM              053332102      942    10986 SH       SOLE                                      10986
BP PLC Spons Adr               COM              055622104     2051    32875 SH       SOLE                                      32875
BankAmerica Corp               COM              060505104      212     4809 SH       SOLE                                       4809
Becton Dickinson & Co          COM              075887109      645    11033 SH       SOLE                                      11033
Bed Bath & Beyond              COM              075896100     2043    55903 SH       SOLE                                      55903
Bemis Co                       COM              081437105     1551    49843 SH       SOLE                                      49843
Biomet Inc                     COM              090613100      798    21987 SH       SOLE                                      21987
Cheesecake Factory             COM              163072101      423    11935 SH       SOLE                                      11935
Cintas Corp                    COM              172908105     1847    44708 SH       SOLE                                      44708
Clarcor Inc                    COM              179895107      536    10310 SH       SOLE                                      10310
Columbia Bancorp               COM              197227101      313     9829 SH       SOLE                                       9829
Cousins Properties             COM              222795106      450    17388 SH       SOLE                                      17388
Cuno Inc.                      COM              126583103      278     5415 SH       SOLE                                       5415
Dover Corp                     COM              260003108      986    26093 SH       SOLE                                      26093
Ecolab                         COM              278865100     1758    53188 SH       SOLE                                      53188
Emerson Electric Co            COM              291011104     2328    35848 SH       SOLE                                      35848
Equity Office                  COM              294741103      222     7353 SH       SOLE                                       7353
Expeditors Int'l Wash          COM              302130109     3026    56504 SH       SOLE                                      56504
Exxon Mobil Corp               COM              30231G102     3186    53460 SH       SOLE                                      53460
FPL Group                      COM              302571104      203     5049 SH       SOLE                                       5049
Fair Isaac & Co.               COM              303250104     1200    34836 SH       SOLE                                      34836
Fastenal Co                    COM              311900104     1818    32884 SH       SOLE                                      32884
Fiserv Inc.                    COM              337738108     1991    50025 SH       SOLE                                      50025
Florida Rock Industries        COM              341140101      308     5229 SH       SOLE                                       5229
Gannett Co                     COM              364730101     1658    20971 SH       SOLE                                      20971
General Electric Co            COM              369604103     1048    29058 SH       SOLE                                      29058
Golden West Fin'l              COM              381317106      803    13281 SH       SOLE                                      13281
Graco Inc                      COM              384109104     1605    39766 SH       SOLE                                      39766
Grainger (WW) Inc              COM              384802104      441     7080 SH       SOLE                                       7080
Health Mgmt Assoc              COM              421933102     1726    65944 SH       SOLE                                      65944
Home Depot                     COM              437076102     1569    41024 SH       SOLE                                      41024
Idexx Labs                     COM              45168D104     1246    23003 SH       SOLE                                      23003
Illinois Tool Works            COM              452308109     2946    32910 SH       SOLE                                      32910
Intel Corp                     COM              458140100      222     9535 SH       SOLE                                       9535
Jefferson-Pilot Corp           COM              475070108      531    10831 SH       SOLE                                      10831
Johnson & Johnson              COM              478160104     3404    50678 SH       SOLE                                      50678
Johnson Controls               COM              478366107      723    12973 SH       SOLE                                      12973
Kimberly Clark                 COM              494368103      380     5782 SH       SOLE                                       5782
Kimco Realty Corp              COM              49446R109     1543    28630 SH       SOLE                                      28630
Kinder Morgan Energy Ptnrs LP  COM              494550106      749    16639 SH       SOLE                                      16639
Kohls Corp                     COM              500255104      238     4600 SH       SOLE                                       4600
Linear Technology Corp         COM              535678106     1350    35246 SH       SOLE                                      35246
Lowes Cos Inc                  COM              548661107     1093    19140 SH       SOLE                                      19140
MBNA Corp                      COM              55262l100     1378    56122 SH       SOLE                                      56122
Marshall & Ilsley Corp         COM              571834100      862    20639 SH       SOLE                                      20639
Maxim Integrated Prod          COM              57772K101      926    22663 SH       SOLE                                      22663
McCormick & Co                 COM              579780206     2649    76947 SH       SOLE                                      76947
McGraw-Hill Inc                COM              580645109     1210    13864 SH       SOLE                                      13864
Medtronic Inc                  COM              585055106     1647    32324 SH       SOLE                                      32324
Microchip Technology           COM              595017104      506    19468 SH       SOLE                                      19468
Microsoft Corp                 COM              594918104     1566    64775 SH       SOLE                                      64775
Minerals Techn                 COM              603158106     1266    19241 SH       SOLE                                      19241
O'Reilly Automotive            COM              686091109      357     7210 SH       SOLE                                       7210
Omnicom Group                  COM              681919106     2195    24800 SH       SOLE                                      24800
Patterson Companies, Inc.      COM              703395103     2273    45511 SH       SOLE                                      45511
Paychex Inc                    COM              704326107     1467    44713 SH       SOLE                                      44713
Praxair Inc                    COM              74005P104      700    14617 SH       SOLE                                      14617
Procter & Gamble Co            COM              742718109     2060    38860 SH       SOLE                                      38860
Prologis Tr                    COM              743410102      535    14423 SH       SOLE                                      14423
Qualcomm Inc                   COM              747525103     1301    35509 SH       SOLE                                      35509
RPM Inc                        COM              749685103      818    44770 SH       SOLE                                      44770
Resmed Inc                     COM              761152107      464     8226 SH       SOLE                                       8226
Royal Dutch Petrol             COM              780257804      203     3384 SH       SOLE                                       3384
Sigma-Aldrich Corp             COM              826552101     2644    43170 SH       SOLE                                      43170
Staples Inc                    COM              855030102     1880    59806 SH       SOLE                                      59806
Starbucks Corp                 COM              855244109     1346    26062 SH       SOLE                                      26062
Stericycle Inc                 COM              858912108      363     8204 SH       SOLE                                       8204
Stryker Corp                   COM              863667101     2432    54516 SH       SOLE                                      54516
SunTrust Banks Inc             COM              867914103     1250    17350 SH       SOLE                                      17350
Sysco Corp                     COM              871829107     2509    70089 SH       SOLE                                      70089
United Technologies            COM              913017109     1117    10984 SH       SOLE                                      10984
UnitedHealth Grp               COM              91324P102      570     5973 SH       SOLE                                       5973
Valspar Corp                   COM              920355104     2346    50400 SH       SOLE                                      50400
Varian Med Systems             COM              92220P105      574    16730 SH       SOLE                                      16730
Vornado Realty Trust           COM              929042109      337     4865 SH       SOLE                                       4865
WGL Holdings Inc.              COM              92924f106      299     9673 SH       SOLE                                       9673
Wal-Mart Stores                COM              931142103      501     9994 SH       SOLE                                       9994
Walgreen Co                    COM              931422109     2841    63957 SH       SOLE                                      63957
Washington REIT                COM              939653101      338    11749 SH       SOLE                                      11749
Weingarten Rlty Inv            COM              948741103      641    18576 SH       SOLE                                      18576
Whole Foods Market             COM              966837106     1932    18913 SH       SOLE                                      18913
Wrigley (Wm) Jr.               COM              982526105     1435    21880 SH       SOLE                                      21880
Zimmer Holdings Inc            COM              98956P102      346     4446 SH       SOLE                                       4446
Dodge & Cox Stock                               256219106      328 2540.423 SH       SOLE                                   2540.423